Inventories, net	12 Months Ended
Dec. 31, 2020
Inventories, net
Inventories, net
Note 9—Inventories, net
“Inventories, net” consisted of the following:
December 31,
($ in millions) 2020 2019
Raw materials

1,785 1,760
Work in

process
1,020 819
Finished goods

1,499 1,499
Advances to suppliers

165 106
Total 4,469 4,184